Derivative Financial Instruments - Summary of outstanding derivative instruments (Detail) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Fair Value - Asset	$ 17,071,000	$ 50,928,000	$ 11,988,706	$ 3,347,255
Fair Value - (Liability)	(23,825,000)	(19,409,000)	(1,786,505)	(1,045,529)
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value			10,202,201	2,301,726
Notional	3,080,593,000	3,339,091,000	2,107,743,000
Fair Value - Asset	17,071,000	50,928,000	11,988,706
Fair Value - (Liability)	(23,825,000)	(19,409,000)	(1,786,505)
Not Designated as Hedging Instrument | MBS forward trades
Derivatives, Fair Value [Line Items]
Notional			967,780,000	153,320,000
Not Designated as Hedging Instrument | Interest Rate Contract | Interest rate lock commitments
Derivatives, Fair Value [Line Items]
Notional	1,348,334,000	1,450,868,000	1,139,963,000	112,085,000
Fair Value - Asset	16,695,000	4,246,000	11,988,706	3,347,255
Fair Value - (Liability)	(94,000)	(18,166,000)
Not Designated as Hedging Instrument | Price Risk Derivative | MBS forward trades
Derivatives, Fair Value [Line Items]
Notional	1,732,259,000	1,888,223,000
Fair Value - Asset	376,000	46,682,000
Fair Value - (Liability)	$ (23,731,000)	$ (1,243,000)	$ (1,786,505)	$ (1,045,529)